Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004819
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Select Fund
Trading Symbol	AAOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 551,332,554
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 630,241
Holdings [Text Block]

Asset Allocation - % Investments

U.S. Government Agency Obligations	47.2
U.S. Treasury Repurchase Agreements	45.3
U.S. Treasury Obligations	5.6
Government Agency Repurchase Agreements	1.8
Investment Companies	0.1

Effective Maturity Distribution - % Net Assets

Effective Maturity Distribution (%)	Header
1 to 7 Days	47.1
8 to 30 Days	1.8
31 to 90 Days	24.1
91 to 180 Days	27.0

Material Fund Change [Text Block]